Significant accounting policies - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Balance at the beginning of the year	¥ 3,597	¥ 3,429
Accretion expense	176	168
Balance at the end of the year	¥ 3,773	¥ 3,597